Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Summary of Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	2,930	41,965	6,029
Allowance for doubtful accounts	(392)	(862)	(124)

	2,538	41,103	5,905

Summary of Movements in Allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts were:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of the year	(124)	(392)	(56)
Additional provision charged to expense	(268)	(469)	(68)
Foreign currency translation	—	(1)	—

Balance at the end of the year	(392)	(862)	(124)